Impairment reviews - Summary of Goodwill allocated to each of the CGU's (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	€ 61,553	€ 25,023
Betway
Disclosure of information for cash-generating units [line items]
Goodwill	22,239	22,604
Spin
Disclosure of information for cash-generating units [line items]
Goodwill	2,419	2,419
Jumpman
Disclosure of information for cash-generating units [line items]
Goodwill	€ 36,895	€ 0